ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) Number shares	Mar. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) Number shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)
Accounting Policies [Abstract]
Number of leased federal outer continental shelf blocks | Number	14		14
Number of licensed three-dimensional (3-D) seismic data | Number	3		3
Accumulated losses	$ (48,368,056)		$ (41,858,257)	$ (39,221,523)
Antidilutive securities excluded from EPS calculation | shares	225,311,416	179,062,176	213,089,281	164,345,443
Accounts receivable, net			$ 6,286,796
Payment of joint payables from drilling operations	$ 4,900,000
Minimum capital which company estimated to raise to meet its obligations and planned expenditures	5,000,000		8,000,000
Unrestricted cash	$ 5,001,143	$ 2,369,948	$ 5,621,814	$ 6,426	$ 64,114